Drilling units (Details) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Drilling units [Line Items]
Net book value	$ 16,409	$ 17,175
Drilling units
Drilling units [Line Items]
Cost	17,606	19,101
Accumulated depreciation	(2,676)	(2,991)
Re-classified as assets held for sale	0	965
Net book value	$ 14,930	$ 15,145	$ 12